Contract liabilities	12 Months Ended
Jun. 30, 2024
Contract liabilities [abstract]
Contract liabilities	Contract liabilities
Contract liabilities, which includes deferred revenues, represent the future performance obligations to customers in respect of services or customer activation fees for which consideration has been received upfront and is recognized over the expected term of the customer relationship.

Contract liabilities as at June 30, 2024, and June 30, 2023 are below:

$
Opening balance, July 1, 2022	15,067
Revenue deferred during the year	23,839
Deferred revenue recognized as revenue during the year	(24,355)
Ending balance, June 30, 2023	14,551
Revenue deferred during the year	38,500
Deferred revenue recognized as revenue during the year	(40,397)
Ending balance, June 30, 2024	12,654

Contract liabilities - Current	9,582
Contract liabilities - Non-current	3,072
12,654